Convertible Loan Notes	12 Months Ended
Dec. 31, 2018
Convertible Loan Notes
CONVERTIBLE LOAN NOTES
17.	CONVERTIBLE LOAN NOTES

Group and Company

Planwise Convertible Loan Notes 2016

From the date of the reverse acquisition a convertible loan note of $247k was in existence as detailed in the Admission Document dated 31 March 2014. Proceeds of the subscriptions for the notes are to be used exclusively to finance the company’s on-going working capital requirements. The terms of the loan note are that the loan notes, plus accrued interest at a rate of 4 per cent above Bank of England base rate per annum, will convert into ordinary shares in the company at a price of £0.10 per share at the election of Planwise any time after the second anniversary of the readmission to AIM on 24 April 2014. The company considers this to be a Convertible Debt Instrument as detailed in the policy described at note 2.

Accounting for the convertible debt instrument

The net proceeds received from the issue of the Planwise Convertible Loan Note has been recorded as a debt liability in the balance sheet and the accrued interest charged to the income statement and the debt liability. The liability for the convertible debt instrument is;

Planwise Convertible Loan Note

	Year ended December 31,
	2018	2017	2016
	$000	$000	$000
Convertible loan notes issued	290	278	247
Accrued interest	11	12	31

	302	290	278